Schedule of Reconciliation Segmented Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Abstract]
Revenue	$ 2,738,303	$ 1,793,071
Cost of revenue	1,240,602	836,674
Gross profit	1,497,701	956,397
Segment operating expenses	1,171,149	1,082,768
Total operating income (loss)	326,552	(126,371)
Unallocated expenses	281,312	384,105
Amortization and expiration of operating lease right-of-use assets		6,781
Depreciation	45,360	108,052
Foreign exchange loss (gain)	(33,197)	24,105
Interest income	(474)	(6)
Loss on disposal of equipment		1,927
Stock-based compensation	43,868	68,249
Net loss before income taxes	$ (10,317)	$ (719,583)